NOTICE OF DISTRIBUTION OF UNDERLYING FUND ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") April 9, 2024 Nationwide VL Separate Account - C ("Registrant") File No. 811-08351
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the annual reports for the following underlying mutual funds for the period ended December 31, 2023, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK Number
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A	0000825316
Allspring Variable Trust - VT Discovery SMID Cap Growth Fund: Class 2	0001081402
Allspring Variable Trust - VT Opportunity Fund: Class 2	0001081402
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	0001081402
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2	0000729528
American Funds Insurance Series(R) - Capital World Bond Fund: Class 2	0000729528
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2	0000729528
American Funds Insurance Series(R) - Growth Fund: Class 2	0000729528
American Funds Insurance Series(R) - Growth-Income Fund: Class 2	0000729528
American Funds Insurance Series(R) - International Fund: Class 2	0000729528
American Funds Insurance Series(R) - New World Fund: Class 2	0000729528
American Funds Insurance Series(R) - The Bond Fund of America: Class 2	0000729528
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2	0000729528
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 2	0000729528
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II	0000355916
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares	0001056707
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	0000813383
BNY Mellon Variable Investment Fund - Growth and Income Portfolio: Initial Shares	0000813383
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio	0000708950
Calvert Variable Trust, Inc. - CVT S&P 500 Index Portfolio: Class I	0000743773
Davis Variable Account Fund, Inc. - Davis Value Portfolio	0001084060
Delaware VIP Trust - Macquarie VIP Emerging Markets Series: Service Class	0000814230
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class	0000814230
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B	0000764797
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B	0000764797
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	0000912577
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	0000912577
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Initial Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class	0000356494
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class	0000720318
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class	0000927384
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	0000837274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares	0001046292
Invesco - Invesco V.I. American Value Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Capital Appreciation Fund: Series I	0000896435
Invesco - Invesco V.I. Core Plus Bond Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	0000896435
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Global Fund: Series I	0000896435
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares	0000896435
Invesco - Invesco V.I. High Yield Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Fund: Series I	0000896435
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	0000896435
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares	0000896435
Invesco Oppenheimer V.I. International Growth Fund: Series I	0000896435
Ivy Variable Insurance Portfolios - Macquarie VIP Asset Strategy Series: Service Class	0000810016
Ivy Variable Insurance Portfolios - Macquarie VIP Growth Series: Service Class	0000810016
Ivy Variable Insurance Portfolios - Macquarie VIP High Income Series: Service Class	0000810016
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class	0000810016
Ivy Variable Insurance Portfolios - Macquarie VIP Science and Technology Series: Service Class	0000810016
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	0000906185
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I	0001176343
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Balanced Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Capital Appreciation Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Disciplined Core Value Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Mid Cap Value Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Ultra Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Standard Class II	0000914036
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class	0000914036
Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class	0000914036
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	0000855396
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class	0000887340
MFS(R) Variable Insurance Trust - MFS Growth Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class	0000918571
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class	0001065698
MFS(R) Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class	0001065698
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class	0001065698
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I	0001011378
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	0000353905
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S Shares	0000736913
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I Shares	0000736913
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	0000736913
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	0001047304
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I	0000930709
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB	0000822671
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class	0001006387
T. Rowe Price Equity Series, Inc. - T. Rowe Price All-Cap Opportunities Portfolio	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio	0000918294
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio	0000920467
VanEck VIP Trust - VanEck VIP Emerging Markets Bond Fund: Initial Class	0000811976
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	0000811976
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I	0000792359
Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at nfscomp@nationwide.com.
Thank you.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies